Note 4 - Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.	Business Combinations

2014 Business Combination

SWD Acquisition

Effective December 1, 2014, we acquired a recently constructed commercial SWD facility from SBG Energy (a related party) for a total purchase price of approximately $1.7 million. The facility had minimal operating activity prior to the acquisition.  The acquisition qualified as a business combination and was accounted for under the acquisition method of accounting.  Accordingly, we recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values.  The Partnership used various assumptions to determine fair value including, but not limited to, replacement costs, liquidation values and future cash flows on a discounted basis.  The acquisition was funded with borrowings from our credit facility.

The fair value of the assets acquired and liabilities assumed were as follows:

Fair Value
(in thousands)
Current assets	$50
Property and equipment	1,837
Intangible assets - contracts	241
Total value of assets acquired	2,128

Current liabilities assumed	386
Asset retirement obligation	1

Net assets acquired	$1,741

In addition to the amounts reflected above, the Partnership anticipates incurring additional capital costs of up to $0.4 million to complete the SWD facility.

2013 Business Combinations

TIR Entities Acquisition

As discussed in Note 2, Holdings acquired a controlling interest in the TIR Entities on June 26, 2013.  This transaction qualified as a business combination and therefore the assets and liabilities were recorded at their fair value under the acquisition method of accounting.  Holdings used various assumptions to determine fair value including, but not limited to, replacement costs, liquidation values, future cash flows on a discounted basis, pay-off values and average industry royalty rates.  Due to the unobservable nature of these assumptions, these fair value measurements are considered to be Level 3 fair value estimates.

The fair value of the assets and liabilities acquired as of June 26, 2013 were as follows:

Fair Value
(in thousands)
Cash	$10,108
Other working capital, net	33,990
Property and equipment	1,075
Intangible assets:
Trade names and trademarks	10,850
Inspector database	2,080
Customer relationships	21,380
Goodwill	40,638
Total value of assets acquired	120,121

Mezzanine debt	19,756
Factoring debt	36,748
Total liabilities assumed	56,504

Net assets acquired	$63,617

SBG Disposal Acquisition

Effective October 1, 2013, the Partnership acquired certain assets including certain property and equipment, SWD facility management contracts, including contracts to provide services to the Partnership’s SWD facilities, a 25% interest in a SWD facility and certain working capital from SBG Disposal LLC, a subsidiary of SBG Energy, in exchange for $0.5 million from available cash on hand and a 49% ownership in CES LLC.  In conjunction with the SBG Acquisition discussed below, the Partnership had previously assigned a fair value of $0.2 million to its option to purchase these assets.  The exercise of the option, along with the cash purchase price, totaled $0.7 million.  In addition, the 49% interest in CES LLC had a fair value of $0.7 million resulting in total consideration of $1.4 million.

The acquisition qualified as a business combination and was accounted for under the acquisition method of accounting.  Accordingly, we recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values.  The Partnership used a discounted cash flow model to value the customer relationships and the 25% interest in the SWD facilities and made market assumptions for the estimation of future water to be disposed of as discussed in Note 2.  The Partnership also used an estimate of replacement cost to value the acquired property and equipment.  Due to the unobservable nature of the inputs, these estimates of the fair value of the acquired wells are considered Level 3 fair value estimates.  The purchase price and assessment of the fair value of the assets acquired and liabilities assumed for the SBG Disposal acquisition were as follows:

Fair Value
(in thousands)

Current assets	$35
Property and equipment	300
Intangible assets - customer relationships	150
Goodwill	971
Total assets acquired	1,456
Current liabilities	35
Net assets acquired	$1,421

The customer relationships are amortized over a five year period.

2012 Business Combinations

Moxie Acquisition

In December 2012, the Partnership acquired four commercial SWD facilities through two agreements for a total purchase price of approximately $23.9 million, subject to customary adjustments.  The acquisitions were funded with available cash from member equity contributions.  The effective date of the acquisition was December 3, 2012, and the Partnership took over operations of the wells on December 4, 2012.

SBG Acquisition

In December 2012, the Partnership acquired 100% of the interests in six operating commercial SWD facilities, one under-construction commercial SWD facility, an option to acquire a 51% interest in certain assets of SBG Disposal, LLC for $0.5 million, including a 25% ownership interest in an LLC that owns and operates a SWD facility (“Purchase Option”) and various other rights of first refusal to purchase other businesses and assets from SBG Energy.  The Partnership assigned a fair value of $0.2 million to the Purchase Option which was exercised on October 1, 2013.  The total purchase price was approximately $47.3 million, net of customary adjustments.  One of these customary adjustments included the requirement of SBG Energy to include $8.2 million for a series of well improvement and construction reserves, which effectively reduced the purchase price.  Any future capital obligations related to these well improvements or new SWD facility construction projects are the responsibility of the Partnership.  The acquisition was funded with available cash from member equity contributions.  The closing date of the acquisition was December 31, 2012.

The Moxie Acquisition and the SBG Acquisition qualified as business combinations and were accounted for under the acquisition method of accounting.  The Partnership recorded the assets acquired and liabilities assumed at their estimated fair market values as of the closing dates.  The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements also utilize the following primary assumptions of market participants.  To estimate the fair value of the acquired SWD facilities, the Partnership used a discounted cash flow model and made market assumptions for the estimation of future water to be disposed of due to oil and gas drilling and production volumes in the markets served, risks associated with the different zones into which salt water is disposed, expected future disposal rates and commodity prices, capital expenditures, operating costs, and appropriate discount rates.  Due to the unobservable nature of the inputs, these estimates of the fair value of the acquired wells are considered Level 3 fair value measurements.

The purchase price and assessment of the fair value of the assets acquired and liabilities assumed for the Moxie Acquisition and the SBG Acquisition, which included certain properties not contributed to the Partnership, were as follows:

	Moxie Acquisition	SBG Acquisition	Total
	( in thousands )
Fair value of net assets:
Current assets	$288	$2,947	$3,235
Property and equipment	16,634	30,017	46,651
Related-party notes receivable	—	438	438
Intangible assets	60	225	285
Goodwill	6,903	26,974	33,877
Total assets acquired	23,885	60,601	84,486
Current liabilities	—	500	500
Related-party notes payable	—	1,534	1,534
Contingent consideration due sellers	—	11,250	11,250
Asset retirement obligations	3	5	8
Total liabilities assumed	3	13,289	13,292
Total purchase price	$23,882	$47,312	$71,194

Contingent consideration was due to sellers based upon the acquired assets meeting certain profitability thresholds for 2013.  Management’s initial estimate was that the sellers would be due $11.25 million based upon achieving 50% of their maximum possible results by attaining $12.8 million in 2013 EBITDA (earnings before income taxes, depreciation, and amortization) on the acquired SWD facilities.  Accordingly, the Partnership recorded a liability for the contingent consideration totaling $11.25 million.  During the second quarter of 2013, management estimated that the financial results would be below the minimum threshold for the seller to earn any contingent consideration based on the actual performance of these wells for 2013 and the forecasted EBITDA for the remaining of the year.  The contingent liability was reversed in full during the second quarter 2013 and is recorded in the Consolidated Statements of Operations as a gain on reversal of contingent consideration.  The EBITDA forecast is considered a Level 3 fair value measurement.

Intangible assets consist primarily of various 36-month non-compete agreements associated with the Moxie Acquisition to which the Partnership has assigned a fair value of $0.1 million, as well as the $0.2 million Purchase Option discussed above which was contributed to the SBG Disposal Acquisition.  The non-compete agreements are being amortized ratably over three years.

Goodwill for the Moxie and SBG transactions represents the excess of cost over the fair value of identified assets, liabilities, and contingent liabilities.  The Partnership believed the locations, synergies created by combining these entities, and the projected future cash flows of the acquired entities merit the recognition of this asset.  The goodwill is fully deductible for tax purposes by our partners.

The following summarized pro forma information for the years ended December 31, 2014, 2013 and 2012 presents the combined results of the Partnership as if the business combinations occurred as of the later of January 1, 2012 or the initiation of operations of the acquired business:

	2014	2013	2012
	( in thousands )
Revenue as reported	$404,418	$249,133	$619
Business Combinations:
SWD Facility	297	-	-
TIR Entities Acquisition	-	152,989	233,803
SBG Disposal Acquisition	-	814	-
SBG Acquisition	-	-	8,588
Moxie Acquisition	-	-	3,180
Pro-forma revenue	$404,715	$402,936	$246,190

Net income (loss) as reported	$(15,179)	$4,355	$(1,845)
Business Combinations:
SWD Facility	(213)	-	-
TIR Entities Acquisition	-	953	2,662
SBG Disposal Acquisition	-	127	-
SBG Acquisition	-	-	4,462
Moxie Acquisition	-	-	1,391
Pro-forma net income (loss)	$(15,392)	$5,435	$6,670

These pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had the acquisitions been completed on the later of  January 1, 2012 or the commencement date of the acquired business, or the results that may be attained in the future.